Share-Based Compensation - Schedule of Fair Value of the Share Awards (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Fair Value of the Share Awards [Line Items]
Dividend yield
Exercise multiple	$ 2.2
Minimum [Member]
Schedule of Fair Value of the Share Awards [Line Items]
Expected volatility	118.00%	117.00%
Risk-free interest rate	4.19%	4.17%
Exercise multiple		$ 2.2
Maximum [Member]
Schedule of Fair Value of the Share Awards [Line Items]
Expected volatility	119.00%	119.00%
Risk-free interest rate	4.33%	4.58%
Exercise multiple		$ 2.8